Borrowings from Financial Institutions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about borrowings [text block] [Abstract]
Schedule of borrowings from financial institutions
	As at June 30, 2021	As at December 31, 2020
Current portion of long-term borrowings	$1,700,473	$494,994
Long-term borrowings	986,584	993,869
Borrowings from financial institutions	$2,687,057	$1,488,863